Business Combination (Details) - Schedule of business combination to the condensed consolidated statements of cash flows $ in Thousands	9 Months Ended
	Dec. 31, 2022 USD ($)
Schedule Of Business Combination To The Condensed Consolidated Statements Of Cash Flows Abstract
Cash proceeds from Arclight, net of redemptions	$ 17,775
Cash proceeds from PIPE investors	110,806
Cash in escrow account for the Forward Purchase Agreement	20,040
Less: transaction costs and under writing fees paid	(9,771)	[1]
Cash acquired from Business Combination	138,850
Less: warrant liabilities	(13,524)
Less: earnout liabilities	(45,900)
Less: put option with Meteora	(4,600)
Less: Deferred financing costs recorded in additional paid-in-capital	(6,569)	[2]
Net cash from Business Combination recorded in Stockholders’ equity	$ 68,257

[1]	Includes $8,041 of Sponsor specific transaction costs paid at closing.
[2]	Excludes $1,730 of transaction costs paid at closing and recorded on OPAL Fuels’ condensed consolidated balance sheet prior to closing.